Aberdeen Ultra Short Municipal Income Fund
Aberdeen Ultra Short Municipal Income Fund

ABERDEEN FUNDS

Aberdeen Ultra Short Municipal Income Fund

(the “Fund”)

Supplement dated April 25, 2018 to the Fund’s Prospectus dated March 7, 2018, as supplemented to date

The Fund’s contingent deferred sales charge has been eliminated. All references to the Fund’s contingent deferred sales charges in the Fund’s prospectus are deleted in their entirety.

Additionally, the Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price) of the Fund’s shares has been reduced.  Accordingly, the following replaces the “Fees and Expenses of the Fund” and “Example” sections beginning on page 37 of the Fund’s Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Ultra Short Municipal Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 75 and 105 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 94 and 95 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen Ultra Short Municipal Income Fund - USD ($)		Class A		Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		0.50%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none		none
Small Account Fee	[2]	$ 20		$ 20
[1]	The 0.50% sales charge is waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund's Distributor, and for purchases of $250,000 or greater.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Ultra Short Municipal Income Fund		Class A	Institutional Class
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Fund Operating Expenses		0.95%	0.70%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.70%	0.45%
[1]	It is anticipated that the Fund will acquire all of the assets and liabilities of the Alpine Ultra Short Municipal Income Fund (the "Predecessor Fund"), a series of Alpine Income Trust, in connection with a reorganization that is expected to close in early- to mid-2018. The Predecessor Fund operated as a series of Alpine Income Trust prior to the closing of the reorganization. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.70% for Class A shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before the end of the two year period following the closing date of the reorganization of the Predecessor Fund into the Fund. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Ultra Short Municipal Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Ultra Short Municipal Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	121	300	523	1,164
Institutional Class	46	172	339	822

Please retain this Supplement for future reference.